Share Capital and Share Premium - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 01, 2024	Sep. 20, 2023
Disclosure of classes of share capital [line items]
Par value per share	£ 0.25	£ 0.25
Number of shares repurchased	32	20
Value of shares repurchased and cancelled	£ 318	£ 186
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0	118
Extension Of The Share Buy Back Programmer [Member]
Disclosure of classes of share capital [line items]
Amount of shares authorized for repurchase			£ 200
Non-adjusting Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Amount of shares authorized for repurchase				£ 300
Capital redemption reserve [member]
Disclosure of classes of share capital [line items]
Reduction of issued capital	£ 8	£ 5